Loans Payable	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Loans Payable
8.	LOANS PAYABLE
On September 10, 2021, the Company entered into a Master Loan and Security Agreement (“Loan Agreement”) whereby the Company borrowed $235,000 to purchase production and test equipment (see Note 5 – Property and Equipment).
The Loan Agreement had a term of 36 months commencing September 13, 2021. The Loan Agreement accrued interest at 5.84% per annum with monthly payments (principal and interest) made on the 1
st
of each month, beginning October 1, 2021. As part of the agreement, the Company granted the lender first priority interest on the equipment it purchased. Below is a breakdown of loan balance as at December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Balance, beginning	$—	$62,709
Loan repayment	—	(62,651)
Foreign exchange adjustment	—	(58)

Balance, ending	$—	$—

Current portion	$—	$—
Non-current portion	$—	$—